Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 13,167,036	$ 18,474,211	$ 3,689,382
Restricted cash		0	72,497
Trade accounts receivable		0	481,810
Other current assets	1,275,714	1,207,072	449,733
Prepaid expenses	507,390	109,332	60,477
Income tax receivable	15,232	14,810	66,479
Total current assets	14,965,372	19,805,425	4,820,378
Property and equipment, net	1,785,789	2,052,221	2,437,677
Deferred tax asset	23,541	26,522	18,877
Total assets	16,774,702	21,884,168	7,276,932
Current liabilities:
Trade accounts payable	1,539,706	1,260,015	278,008
Accrued expenses	413,395	743,866	559,629
Other current liabilities	274,255	242,755	160,484
Bank loan, including accrued interest, current portion		1,270,605	206,490
Deferred revenues, current portion			544,562
Deferred tax liabilities	23,541	26,522	18,877
Total current liabilities	2,250,897	3,543,763	1,768,051
Accrued expenses, non-current	296,452	333,988	379,942
Convertible stockholder loan, including accrued interest, net of current portion			3,098,502
Bank loan, including accrued interest, net of current portion			1,445,430
Total liabilities	2,547,349	3,877,751	6,691,925
Stockholders' equity
Common stock	29,430	29,280	11,829
Preferred stock
Additional paid-in capital	85,155,534	84,627,283	57,608,337
Receivable from issuance of shares			(121,801)
Accumulated other comprehensive loss	(1,445,829)	(843,097)	(956,274)
Accumulated deficit	(69,511,782)	(65,807,048)	(55,957,084)
Total stockholders' equity	14,227,353	18,006,417	585,007
Total liabilities and stockholders' equity	$ 16,774,702	$ 21,884,168	$ 7,276,932